Exhibit 99.1

Arbor Realty Commercial Real Estate Notes 2017-FL2, Ltd.

Report To:

Arbor Realty Commercial Real Estate Notes 2017-FL2, Ltd.

Arbor Realty Collateral Management, LLC

J.P. Morgan Securities LLC

31 July 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2017-FL2, Ltd. c/o MaplesFS Limited PO Box 1093, Queensgate House Grand Cayman KY1-1102 Cayman Islands

Arbor Realty Collateral Management, LLC 333 Earle Ovington Boulevard, 9th Floor Uniondale, New York 11553 J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179

Re:	Arbor Realty Commercial Real Estate Notes 2017-FL2, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Arbor Realty Commercial Real Estate Notes 2017-FL2, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the classes of the notes (the “Notes”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We refer to our report dated 28 July 2017 (the “Loan File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison or recalculation of certain information relating to the Mortgage Loans that will secure the Notes.

The procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, Arbor Realty Collateral Management, LLC (the “Loan Obligation Manager”), on behalf of the Issuer, provided us with:

a.	An electronic data file (the “Updated Final Data File”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains:

i.                     Information relating to those Mortgage Loans that are contained on the Final Data File (as defined in the Loan File to Data File Comparison AUP Report),

ii.                   Information relating to an additional Mortgage Loan which is identified on the Updated Final Data File as “Wilshire Victoria” (the “Wilshire Victoria Mortgage Loan”),

b.	An electronic copy of the loan file relating to the Wilshire Victoria Mortgage Loan, which contains various draft and fully executed source documents (the “Wilshire Victoria Source Documents,” together with the Source Documents (as defined in the Loan File to Data File Comparison AUP Report), the “Updated Source Documents”) relating to the Wilshire Victoria Mortgage Loan,
c.	A list of characteristics on the Updated Final Data File (the “Impacted Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to compare to information contained in the Updated Source Documents and
d.	An updated Assumed Ramp (as defined in the Loan File to Data File Comparison AUP Report) value of $77,347,000 (the “Updated Assumed Ramp”).

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Updated Final Data File, Updated Source Documents, Impacted Compared Characteristics, Updated Assumed Ramp, information provided to us as described in the Loan File to Data File Comparison AUP Report and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Updated Final Data File. We were not requested to perform and we have not performed any procedures other than those listed in the Loan File to Data File Comparison AUP Report with respect to the preparation or verification of any of the information set forth on the Final Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Updated Source Documents, Updated Assumed Ramp or any other information provided to us by the Loan Obligation Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Obligation Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

A member firm of Ernst & Young Global Limited

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

31 July 2017

A member firm of Ernst & Young Global Limited

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer will primarily consist of commercial mortgage loans (the “Mortgage Loans”) each secured by a first-lien mortgage on one or more multifamily properties (the “Mortgaged Properties”),
b.	With respect to five Mortgage Loans, there exists one or more fully funded pari-passu participation interests (each, a “Non-Trust Senior Participation”),
c.	With respect to four Mortgage Loans, there exists one or more fully funded junior participation interests (each, a “Non-Trust Junior Participation”),
d.	Each Mortgage Loan, together with the corresponding Non-Trust Senior Participation, if any, is hereinafter referred to as the “Total Senior Participation” and
e.	Each Total Senior Participation, together with the corresponding Non-Trust Junior Participation, if any, is hereinafter referred to as the “Whole Loan.”

Procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings

1.	Using:
a.	Information on the Final Data File,
b.	The updated calculation methodologies relating to the “Mortgage Loan As Is Cut-off Date LTV” and “Whole Loan As Is Cut-off Date LTV” characteristics (collectively, the “Updated LTV Recalculations”) that are described in the succeeding paragraphs of this Item 1. and
c.	The Updated Assumed Ramp,

as applicable, we recalculated the “Mortgage Loan As Is Cut-off Date LTV,” “Whole Loan As Is Cut-off Date LTV” and “% of Finalization Date Balance (Includes Ramp)” characteristics for each Mortgage Loan on the Final Data File. We updated the corresponding information for these characteristics for each Mortgage Loan on the Final Data File. The Final Data File, as adjusted, is hereinafter referred to as the “Revised Final Data File.”

Using the quotient of:

a.	The “Total Senior Participation Cut-off Date Balance” less:
i.	The “Current Renovation Reserves Balance,” as applicable, and
ii.	If the “Current Other Reserves Type” is “Deferred Maintenance,” the “Current Other Reserve Balance” and
b.	The As Is Appraisal Value

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Mortgage Loan As Is Cut-off Date LTV” of each Mortgage Loan on the Final Data File.

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 9

1. (continued)

Using the quotient of:

a.	The “Whole Loan Cut-off Date Balance” less:
i.	The “Current Renovation Reserves Balance,” as applicable, and
ii.	If the “Current Other Reserves Type” is “Deferred Maintenance,” the “Current Other Reserve Balance” and
b.	The As Is Appraisal Value

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Whole Loan As Is Cut-off Date LTV” of each Mortgage Loan on the Final Data File.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan As Is Cut-off Date LTV” and “Whole Loan As Is Cut-off Date LTV” to the nearest 1/10th of one percent.

Using information on the:

a.	Revised Final Data File and
b.	Updated Final Data File

we compared each:

i.	Compared Characteristic (as defined in the Loan File to Data File Comparison AUP Report) for each Mortgage Loan (except for the Wilshire Victoria Mortgage Loan),
ii.	Recalculated Characteristic (as defined in the Loan File to Data File Comparison AUP Report) for each Mortgage Loan (except for the Wilshire Victoria Mortgage Loan) and
iii.	Provided Characteristic (as defined in the Loan File to Data File Comparison AUP Report) for each Mortgage Loan (except for the Wilshire Victoria Mortgage Loan),

all as shown on the Revised Final Data File, to the corresponding information on the Updated Final Data File and found such information to be in agreement.

A member firm of Ernst & Young Global Limited

Attachment A Page 3 of 9

2.	Using information on the Source Documents relating to the Wilshire Victoria Mortgage Loan, we:
a.	Compared the Impacted Compared Characteristics that are listed on Exhibit 1 to Attachment A to the corresponding information on the Updated Final Data File for the Wilshire Victoria Mortgage Loan, subject to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes on Exhibit 1 to Attachment A and
b.	Compared those Compared Characteristics which are not Impacted Compared Characteristics to the corresponding information on the Updated Final Data File for the Wilshire Victoria Mortgage Loan, subject to the instructions, assumptions, methodologies, qualifications and exceptions described for such Compared Characteristics in the Loan File to Data File Comparison AUP Report

and found such information to be in agreement.

3.	Using:
a.	Information on the Updated Final Data File and
b.	The instructions, assumptions and methodologies described in Items 4. through 7., 9., 12., 14., 16. through 18. and 20. of Attachment A in the Loan File to Data File Comparison AUP Report, as applicable, for the Wilshire Victoria Mortgage Loan, we recalculated the corresponding Recalculated Characteristics using the instructions, assumptions and methodologies that are described in the Loan File to Data File Comparison AUP Report for the Wilshire Victoria Mortgage Loan. We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

4.	For the Wilshire Victoria Mortgage Loan, which has the “Amort Type” characteristic as “Amortizing” on the Updated Final Data File (the “Amortizing Mortgage Loan”), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the:
a.	First Payment Date, as shown on the Updated Final Data File, and
b.	First payment date that a monthly payment of principal is due, as shown in the applicable Source Document to recalculate the “Original IO Period.” We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

A member firm of Ernst & Young Global Limited

Attachment A Page 4 of 9

5.	For the Amortizing Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Original Amortization Term” as the difference between the:
a.	Asset Term (Without Extension) and
b.	Original IO Period,

both as shown on the Updated Final Data File. We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

6.	For the Amortizing Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Remaining Amortization Term” using the:
a.	Original IO Period,
b.	Original Amortization Term and
c.	Seasoning,

all as shown on the Updated Final Data File. We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

7.	With respect to the Amortizing Mortgage Loan, the loan agreement Updated Source Document indicates that:
a.	The borrower is required to remit payments of interest on each payment date from the “First Payment Date” through and including the “Maturity Date,” both as shown on the Final Data File, and
b.	The borrower is required to make monthly principal payments of $250,000 on each payment date for the related Whole Loan, commencing on the “First Payment Date” through and including the “Maturity Date,” both as shown on the Final Data File (collectively, the “Wilshire Victoria Whole Loan Amortization Amount”).

A member firm of Ernst & Young Global Limited

Attachment A Page 5 of 9

7. (continued)

Based on the information in the preceding paragraph, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Use the “Whole Loan Original Funded Balance” for the Amortizing Mortgage Loan, as shown on the Updated Final Data File, for the “Whole Loan Cut-off Date Balance,”
b.	Use the “Mortgage Loan Original Funded Balance” for the Amortizing Mortgage Loan, as shown on the Updated Final Data File, for the “Mortgage Loan Cut-off Date Balance,”
c.	Use the “Total Senior Participation Original Funded Balance” for the Amortizing Mortgage Loan, as shown on the Updated Final Data File, for the “Total Senior Participation Cut-off Date Balance,”
d.	Recalculate the “Whole Loan Maturity Date Balance” of the Amortizing Mortgage Loan as the difference between:
i.	The “Whole Loan Fully Funded Balance,” as shown on the Updated Final Data File, and
ii.	The Wilshire Victoria Whole Loan Amortization Amount,
e.	Recalculate the “Mortgage Loan Maturity Date Balance” of the Amortizing Mortgage Loan as the difference between:
i.	The “Mortgage Loan Fully Funded Balance,” as shown on the Updated Final Data File, and
ii.	The product of:
(a)	The quotient of the:
(1.)	Mortgage Loan Fully Funded Balance and
(2.)	Whole Loan Fully Funded Balance,

both as shown on the Updated Final Data File, and

(b)	The Wilshire Victoria Whole Loan Amortization Amount and
f.	Recalculate the “Total Senior Participation Maturity Date Balance” of the Amortizing Mortgage Loan as the difference between:
i.	The “Total Senior Participation Original Funded Balance,” as shown on the Updated Final Data File, and
ii.	The product of:
(a)	The quotient of the:
(1.)	Total Senior Participation Original Funded Balance and
(2.)	Whole Loan Fully Funded Balance,

both as shown on the Updated Final Data File, and

(b)	The Wilshire Victoria Whole Loan Amortization Amount.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 7. We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

A member firm of Ernst & Young Global Limited

Attachment A Page 6 of 9

8.	Using the:
a.	Mortgage Loan Original Funded Balance,
b.	Total Senior Participation Original Funded Balance,
c.	Whole Loan Original Funded Balance,
d.	Floating Spread,
e.	LIBOR Floor,
f.	LIBOR Cap and
g.	Interest Accrual Method

of the Amortizing Mortgage Loan, all as shown on the Updated Final Data File, information in the related loan agreement Updated Source Document, a LIBOR assumption of 1.2000% that was provided by the Loan Obligation Manager, on behalf of the Issuer, and the calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 8., we recalculated the:

i.	Whole Loan Current Annual Debt Service,
ii.	Whole Loan Monthly Debt Service,
iii.	Mortgage Loan Current Annual Debt Service,
iv.	Mortgage Loan Monthly Debt Service and
v.	Total Senior Participation Annual Debt Service

of the Amortizing Mortgage Loan. We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Current Annual Debt Service” of the Amortizing Mortgage Loan as the sum of the first 12 amortizing monthly debt service payments, beginning with the “First Payment Date,” as shown on the Updated Final Data File.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of the Amortizing Mortgage Loan as the “Whole Loan Current Annual Debt Service” divided by 12.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Current Annual Debt Service” of the Amortizing Mortgage Loan as the product of:

a.	The “Whole Loan Current Annual Debt Service” and
b.	The quotient of:
i.	The “Mortgage Loan Original Funded Balance” and
ii.	The “Whole Loan Original Funded Balance,”

all as shown on the Updated Final Data File.

A member firm of Ernst & Young Global Limited

Attachment A Page 7 of 9

8. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Amortizing Mortgage Loan as the “Mortgage Loan Current Annual Debt Service” divided by 12.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of the Amortizing Mortgage Loan as the product of:

a.	The “Whole Loan Current Annual Debt Service” and
b.	The quotient of:
i.	The “Total Senior Participation Original Funded Balance” and
ii.	The “Whole Loan Original Funded Balance,”

all as shown on the Updated Final Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 8.

9.	For the Wilshire Victoria Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan In-Place NCF Cut-off Date DSCR” and “Whole Loan In-Place NCF Cut-off Date DSCR” characteristics on the Updated Final Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 9.

A member firm of Ernst & Young Global Limited

Attachment A Page 8 of 9

10.	Using the quotient of the:
a.	The “Total Senior Participation Cut-off Date Balance” less:
i.	The “Current Renovation Reserves Balance,” as applicable, and
ii.	If the “Current Other Reserves Type” is “Deferred Maintenance,” the “Current Other Reserve Balance” and
b.	The As Is Appraisal Value

of the Wilshire Victoria Mortgage Loan, all as shown on the Updated Final Data File, we recalculated the “Mortgage Loan As Is Cut-off Date LTV” of the Wilshire Victoria Mortgage Loan.

Using the quotient of the:

a.	The “Whole Loan Cut-off Date Balance” less:
i.	The “Current Renovation Reserves Balance,” as applicable, and
ii.	If the “Current Other Reserves Type” is “Deferred Maintenance,” the “Current Other Reserve Balance” and
b.	The As Is Appraisal Value

of the Wilshire Victoria Mortgage Loan, all as shown on the Updated Final Data File, we recalculated the “Whole Loan As Is Cut-off Date LTV” of the Wilshire Victoria Mortgage Loan.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan As Is Cut-off Date LTV” and “Whole Loan As Is Cut-off Date LTV” to the nearest 1/10th of one percent.

11.	For the Wilshire Victoria Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “% of Finalization Date Balance (Includes Ramp)” as the quotient of the:
a.	Mortgage Loan Cut-off Date Balance and
b.	Sum of the:
i.	Aggregate Mortgage Loan Cut-off Date Balance for all Mortgage Loans and
ii.	Updated Assumed Ramp.
A member firm of Ernst & Young Global Limited

Attachment A Page 9 of 9

12.	For the Wilshire Victoria Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to perform no procedures on the:
a.	Asset Name,
b.	Loan Closed (Y/N),
c.	Loan Purpose,
d.	Loan/Property Flag,
e.	Property Count,
f.	Non-Trust Participation (Y/N),
g.	Exit Constant,
h.	In-Place NCF Date (as of),
i.	Ground Lease,
j.	Ground Lease Maturity,
k.	Property Info,
l.	Amort Amount,
m.	Senior/Subordinate,
n.	Sr. Debt (Y/N),
o.	Sr. Debt Amount,
p.	Sr. Debt Financed,
q.	Underwriting v. Asset Management,
r.	No. and
s.	Asset Manager / UW

characteristics (each, a “Wilshire Victoria Mortgage Loan Provided Characteristic”).

We performed no procedures to determine the accuracy, completeness or reasonableness of the Wilshire Victoria Mortgage Loan Provided Characteristics.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A Page 1 of 3

Impacted Compared Characteristics

Characteristic

Ownership Interest (see Note 1)
Current Outstanding Interest Holdback (see Note 1)
Current Taxes & Insurance Reserves Balance (see Note 1)
Current Renovation Reserves Balance (see Note 1)
Current Replacement Reserves Balance (see Note 1)
Asset Origination Date (see Note 1)
First Payment Date (see Note 1)
Maturity Date (see Note 1)
LIBOR Floor (see Note 1)
Prepayment (see Note 1)
Recourse (see Note 1)
Mortgage Loan Original Funded Balance (see Note 2)
Non-Trust Senior Participation Amount(s) (see Note 2)
Non-Trust Junior Participation Amount(s) (see Note 2)
Floating Spread (see Note 2)

Notes:

1.	The Loan Obligation Manager, on behalf of the Issuer, indicated that the Wilshire Victoria Mortgage Loan is not funded as of the date of this report. The Loan Obligation Manager, on behalf of the Issuer, indicated that certain Updated Source Documents for the Wilshire Victoria Mortgage Loan were not available as of the date of this report. Additionally, certain Updated Source Documents relating to the Wilshire Victoria Mortgage Loan that were provided by the Loan Obligation Manager, on behalf of the Issuer, reflected incomplete information.

For the purpose of comparing certain Impacted Compared Characteristics for the Wilshire Victoria Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, for the Wilshire Victoria Mortgage Loan.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A Page 2 of 3

Notes: (continued)

1. (continued)

Table A1:
Unclosed Mortgage Loan	Characteristic	Provided Value

Wilshire Victoria	Ownership Interest	Fee Simple
	Current Outstanding Interest Holdback	$900,000.00
	Current Taxes & Insurance Reserves Balance	$287,746.12
	Current Renovation Reserves Balance	$0.00
	Current Replacement Reserves Balance	$0.00
	Asset Origination Date	7/31/2017
	First Payment Date	9/1/2017
	Maturity Date	10/31/2018
	LIBOR Floor	1.25000%
	Prepayment	PF(5); O(10)
	Recourse	Full

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Loan Obligation Manager, on behalf of the Issuer.

2.	The Loan Obligation Manager, on behalf of the Issuer, indicated that the Wilshire Victoria Mortgage Loan, which is shown in Table A2 below, has a Non-Trust Senior Participation that will not be an asset of the Issuer as of the settlement of the securitization transaction.

Additionally, the Loan Obligation Manager, on behalf of the Issuer, indicated that, with respect to the Wilshire Victoria Mortgage Loan, the related Whole Loan (the “Wilshire Victoria Whole Loan”) also has a Non-Trust Junior Participation that will not be an asset of the Issuer as of the settlement of the securitization transaction,

For the Wilshire Victoria Whole Loan, the schedule provided by the Loan Obligation Manager, on behalf of the Issuer (the “Wilshire Client Provided Schedule”), that is listed in the “Data Source” column of Table A2 indicates that the Whole Loan was split into multiple portions (each such portion, a “Participation Component”), which are listed in the “Participation Component(s)” column of Table A2.

Table A2:
Whole Loan	Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation	Participation Component(s)	Amortization Type	Data Source

Wilshire Victoria	Mortgage Loan Non-Trust Senior Participation Non-Trust Junior Participation	A-1(a) A-1(b) A-2 B	Interest Only	Wilshire Client Provided Schedule

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

2. (continued)

For the purpose of comparing the “Mortgage Loan Original Funded Balance” characteristic for the Wilshire Victoria Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the Data Source listed in the “Data Source” column of Table A2 for the “Participation Component” that is listed in the “Participation Component(s)” column of Table A2 that is associated with the “Mortgage Loan” portion of the Wilshire Victoria Whole Loan that is listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

For the purpose of comparing the “Floating Spread” characteristic for the Wilshire Victoria Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the Data Source listed in the “Data Source” column of Table A2 for the participation rate, as described in the applicable Data Source, related to the “Participation Component” that is listed in the “Participation Component(s)” column of Table A2 that is associated with the “Mortgage Loan” portion of the Wilshire Victoria Whole Loan that is listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

For the purpose of comparing the “Non-Trust Senior Participation Amount(s)” and “Non-Trust Junior Participation Amount(s)” characteristics for the Wilshire Victoria Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the Data Source listed in the “Data Source” column of Table A2 for the “Participation Component(s)” that are listed in the “Participation Component(s)” column of Table A2 that are associated with the “Non-Trust Senior Participation” portions or “Non-Trust Junior Participation” portion of the Wilshire Victoria Whole Loan, as applicable, that is listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in the notes above.

A member firm of Ernst & Young Global Limited